Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net earnings		$ 145,500,000	$ 103,900,000	$ 60,600,000
Adjustments to net earnings for items not affecting cash:
Depreciation and amortization		144,800,000	126,300,000	124,700,000
Equity-settled employee SBC		51,000,000.0	33,400,000	25,800,000
Other charges		900,000	2,500,000	2,500,000
Finance costs		59,700,000	31,700,000	37,700,000
Income tax expense		58,100,000	32,100,000	29,600,000
Other		(8,200,000)	15,200,000	10,000,000.0
Changes in non-cash working capital items:
Accounts receivable		(133,300,000)	(102,400,000)	(40,700,000)
Inventories		(717,300,000)	(521,900,000)	(99,300,000)
Other current assets		(51,600,000)	(11,500,000)	(500,000)
Accounts payable, accrued and other current liabilities and provisions		813,400,000	556,900,000	117,000,000.0
Non-cash working capital changes		(88,800,000)	(78,900,000)	(23,500,000)
Net income tax paid		(65,100,000)	(39,400,000)	(27,800,000)
Net cash provided by operating activities		297,900,000	226,800,000	239,600,000
Investing activities:
Acquisitions		0	(314,700,000)	0
Purchase of computer software and property, plant and equipment		(109,000,000.0)	(52,200,000)	(52,800,000)
Proceeds from sale of assets		100,000	2,600,000	1,800,000
Net cash provided by (used in) investing activities		(108,900,000)	(364,300,000)	(51,000,000.0)
Financing activities:
Lease payments		(46,000,000.0)	(40,000,000.0)	(33,700,000)
Issuance of capital stock		200,000	200,000	0
Repurchase of capital stock for cancellation		(34,600,000)	(35,900,000)	(100,000)
Purchase of treasury stock for stock-based plans		(44,900,000)	(20,600,000)	(19,100,000)
Finance costs paid	[1]	(50,000,000.0)	(26,000,000.0)	(29,500,000)
Net cash provided by (used in) financing activities		(208,500,000)	67,700,000	(204,300,000)
Net increase (decrease) in cash and cash equivalents		(19,500,000)	(69,800,000)	(15,700,000)
Cash and cash equivalents, beginning of year		394,000,000.0	463,800,000	479,500,000
Cash and cash equivalents, end of year		374,500,000	394,000,000.0	463,800,000
Revolving Loans
Financing activities:
Borrowings under credit facility		0	220,000,000.0	0
Amount repaid		0	(220,000,000.0)	0
Term Loans
Financing activities:
Borrowings under credit facility		0	365,000,000.0	0
Amount repaid		$ (33,200,000)	$ (175,000,000.0)	$ (121,900,000)

[1]	Finance costs paid include debt issuance costs paid of $0.8 in 2022 (2021— $3.6; 2020 — $0.6).